Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nuveen Investment Trust V
Entity Central Index Key	0001380786
Document Period End Date	Jun. 30, 2024
C000199169 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Real Estate Securities Fund
Class Name	Class A Shares
Trading Symbol	NGJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$65	1.30%
* This cost is annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 41,320,587
Holdings Count | Holding	123
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$41,320,587

Total number of portfolio holdings	123

Portfolio turnover (%)	34%

Holdings [Text Block]
C000199170 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Real Estate Securities Fund
Class Name	Class C Shares
Trading Symbol	NGJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$103	2.05%
* This cost is annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.05%	[2]
Net Assets	$ 41,320,587
Holdings Count | Holding	123
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$41,320,587

Total number of portfolio holdings	123

Portfolio turnover (%)	34%

Holdings [Text Block]
C000199171 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Real Estate Securities Fund
Class Name	Class R6 Shares
Trading Symbol	NGJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$49	0.98%
* This cost is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[3]
Net Assets	$ 41,320,587
Holdings Count | Holding	123
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$41,320,587

Total number of portfolio holdings	123

Portfolio turnover (%)	34%

Holdings [Text Block]
C000199172 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Real Estate Securities Fund
Class Name	Class I Shares
Trading Symbol	NGJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$53	1.05%
* This cost is annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[4]
Net Assets	$ 41,320,587
Holdings Count | Holding	123
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$41,320,587

Total number of portfolio holdings	123

Portfolio turnover (%)	34%

Holdings [Text Block]

[1]	This cost is annualized.
[2]	This cost is annualized.
[3]	This cost is annualized.
[4]	This cost is annualized.